Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost - $2,441,051 in 2012 and $2,526,001 in 2011)	$ 2,925,500	$ 2,865,934
Equity securities available for sale, at fair value (cost - $76,808 in 2012 and $81,143 in 2011)	91,093	80,881
Commercial mortgage loans on real estate, at amortized cost	628,506	671,104
Policy loans	12,802	12,822
Short-term investments	40,317	82,664
Collateral held/pledged under securities agreements	42,540	42,666
Other investments	109,547	103,053
Total investments	3,850,305	3,859,124
Cash and cash equivalents	3,943	5,741
Premiums and accounts receivable, net	67,873	66,510
Reinsurance recoverables	1,803,405	1,820,067
Accrued investment income	39,648	42,266
Deferred acquisition costs	20,600	18,637
Deferred income taxes, net	0	2,936
Goodwill	17,285	17,285
Value of business acquired	13,105	14,833
Other intangible assets, net	18,335	20,123
Other assets	7,939	10,528
Assets held in separate accounts	1,510,458	1,469,782
Total assets	7,352,896	7,347,832
Liabilities
Future policy benefits and expenses	2,804,648	2,897,210
Unearned premiums	29,545	32,291
Claims and benefits payable	1,694,327	1,760,577
Commissions payable	15,897	14,333
Deferred gain on disposal of businesses	73,529	86,034
Obligation under securities agreements	42,534	42,830
Accounts payable and other liabilities	137,231	152,317
Deferred income taxes, net	70,020	0
Tax payable	13,182	11,938
Liabilities related to separate accounts	1,510,458	1,469,782
Total liabilities	6,391,371	6,467,312
Commitments and contingencies (Note 16)
Stockholder's equity
Common stock, par value $5 per share, 1,000,000 shares authorized, issued, and outstanding	5,000	5,000
Additional paid-in capital	497,211	497,211
Retained earnings	138,743	161,239
Accumulated other comprehensive income	320,571	217,070
Total stockholder's equity	961,525	880,520
Total liabilities and stockholder's equity	$ 7,352,896	$ 7,347,832